ACCOUNTS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

10. ACCOUNTS PAYABLE

The accounts payable as of June 30,2024 and December 31, 2023 consist of the following:

	June 30,	December 31,
	2024	2023
Accounts payable to suppliers	$240,989	315,144
Accounts payable for SMS service	1,551,877	2,232,661
Total of Accounts payable	$1,792,866	2,547,805

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. ACCOUNTS PAYABLE

The accounts payable as of December 31, 2023 and 2022 consist of the following:

	December 31,	December 31,
	2023	2022
Accounts payable to suppliers	$315,144	1,614,871
Accounts payable for SMS service	2,232,661	3,375,776
Total of Accounts payable	$2,547,805	4,990,647

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS